Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

September 29, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, and Defiance Daily Target 2X Long ZETA ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 24, 2025, and filed electronically as Post-Effective Amendment No. 433 to the Trust’s Registration Statement on Form N-1A on September 24, 2025.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC